Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Cash and due from banks, including reserve requirements of $0 at both 12/31/22 and 12/31/21	$ 50,061	$ 44,711
Interest-bearing deposits	21,535	232,788
Cash and cash equivalents	71,596	277,499
Investment securities available for sale	445,394	406,549
Other investments	2,656	3,668
Total securities	448,050	410,217
Mortgage loans held for sale	211	3,637
Loans	1,032,608	884,869
Less allowance for loan losses	(10,494)	(9,355)
Net loans	1,022,114	875,514
Premises and equipment, net	18,205	16,104
Cash surrender value of life insurance	17,703	17,365
Right of use lease asset	5,116	4,612
Accrued interest receivable and other assets	37,932	19,245
Total assets	1,620,927	1,624,193
Deposits:
Noninterest-bearing demand	523,088	514,319
Interest-bearing demand, MMDA & savings	814,128	797,179
Time, $250,000 or more	31,001	26,333
Other time	66,998	74,917
Total deposits	1,435,215	1,412,748
Securities sold under agreements to repurchase	47,688	37,094
Junior subordinated debentures	15,464	15,464
Lease liability	5,185	4,677
Accrued interest payable and other liabilities	12,180	11,841
Total liabilities	1,515,732	1,481,824
Shareholders' equity:
Preferred stock, no par value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,636,830 shares at December 31, 2022 and 5,661,569 shares at December 31, 2021	52,636	53,305
Common stock held by deferred compensation trust, at cost; 169,004 shares at December 31, 2022 and 162,193 shares at December 31, 2021	(2,181)	(1,992)
Deferred compensation	2,181	1,992
Retained earnings	100,156	88,968
Accumulated other comprehensive income (loss)	(47,597)	96
Total shareholders' equity	105,195	142,369
Total liabilities and shareholders' equity	$ 1,620,927	$ 1,624,193